UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21413

Name of Fund: BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Floating Rate Income Strategies Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2015

Date of reporting period: 05/31/2015

Item 1 –	Schedule of Investments

Consolidated Schedule of Investments May 31, 2015 (Unaudited)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Common Stocks		Shares	Value

Chemicals — 0.0%
GEO Specialty Chemicals, Inc. (a)(b)		23,849	$18,125

Diversified Consumer Services — 0.7%
Cengage Thomson Learning		37,579	1,033,423
Houghton Mifflin Harcourt Co.		116,627	3,076,620

			4,110,043

Diversified Financial Services — 0.1%
Kcad Holdings I Ltd. (a)		309,827,230	594,868

Paper & Forest Products — 0.2%
Norbord, Inc.		45,706	976,280

Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp. (a)		1,860	56,526

Total Common Stocks — 1.0%			5,755,842

Asset-Backed Securities		Par (000)

ALM Loan Funding (c):
Series 2013-7RA, Class C, 3.73%, 4/24/24	USD	1,075	1,061,108
Series 2013-7RA, Class D, 5.28%, 4/24/24 (b)		900	893,393
Series 2013-8A, Class B, 3.03%, 1/20/26 (b)		1,150	1,143,400
ALM XIV Ltd., Series 2014-14A, Class C, 3.73%, 7/28/26 (c)		713	694,645
AMMC CLO 15 Ltd., Series 2014-15A, Class D, 4.48%, 12/09/26 (b)(c)		1,000	995,000
Ares CLO Ltd., Series 2014-32A, Class C, 4.47%, 11/15/25 (b)(c)		1,000	1,001,250
Atlas Senior Loan Fund Ltd., Series 2014-6A, Class D, 3.98%, 10/15/26 (c)		860	843,511
Atrium CDO Corp., Series 9A, Class D, 3.79%, 2/28/24 (c)		1,100	1,087,767
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 3.78%, 7/15/24 (b)(c)		650	630,038
Carlyle Global Market Strategies CLO Ltd. (c):
Series 2012-4A, Class D, 4.78%, 1/20/25		700	700,849
Series 2013-1A, Class C, 4.28%, 2/14/25 (b)		250	249,991
Cent CLO 22 Ltd., Series 2014-22A, Class C, 4.03%, 11/07/26 (c)		625	609,438

Asset-Backed Securities		Par (000)	Value

CIFC Funding 2014-V, Ltd., Series 2014-5A, Class D2, 4.74%, 1/17/27 (b)(c)	USD	1,000	$1,000,861
CIFC Funding Ltd., Series 2014-3A, Class C1, 3.08%, 7/22/26 (b)(c)		250	247,736
Fraser Sullivan CLO VII Ltd., Series 2012-7A, Class C, 4.28%, 4/20/23 (c)		950	950,025
LCM XVIII LP, Series 18A, Class INC, 0.00%, 4/20/27 (d)		2,500	2,250,000
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 3.78%, 10/23/25 (b)(c)		370	364,600
North End CLO Ltd., Series 2013-1A, Class D, 3.78%, 7/17/25 (c)		750	725,100
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class D, 3.48%, 10/25/25 (c)		1,000	958,855
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class C, 3.93%, 11/14/26 (b)(c)		500	488,786
OZLM Funding Ltd., Series 2012-2A, Class C, 4.60%, 10/30/23 (b)(c)		500	501,296
OZLM VII Ltd., Series 2014-7A, Class C, 3.87%, 7/17/26 (b)(c)		250	243,583
Regatta Funding LP, Series 2013-2A, Class C, 4.28%, 1/15/25 (b)(c)		500	495,713
Sound Point CLO, Ltd., Series 2014-3A, Class D, 3.89%, 1/23/27 (b)(c)		1,250	1,205,000
Treman Park CLO LLC, Series 2015-1A, Class D, 4.12%, 4/20/27 (b)(c)		1,400	1,393,000
Voya CLO Ltd.:
Series 2014-3A, Class C, 3.88%, 7/25/26 (b)(c)		250	246,023
Series 2014-4A, Class C, 4.28%, 10/14/26 (b)(c)		1,000	999,965
Series 2014-4A, Class SUB, 0.00%, 10/14/26 (d)		1,000	932,100

Total Asset-Backed Securities — 4.1%			22,913,033

Corporate Bonds

Airlines — 0.7%
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (b)		1,140	1,151,400

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2015	1

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Airlines (concluded)
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B, 9.75%, 6/17/18	USD	175	$194,521
US Airways Pass-Through Trust, Series 2012-2, Class C, 5.45%, 6/03/18		2,605	2,650,588

			3,996,509

Auto Components — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17		717	725,066

Banks — 0.0%
CIT Group, Inc., 5.00%, 8/01/23		135	138,200

Capital Markets — 0.2%
Blackstone CQP Holdco LP, 9.30%, 3/18/19		949	939,856
E*Trade Financial Corp., 0.00%, 8/31/19 (b)(d)(e)		129	366,415

			1,306,271

Chemicals — 0.5%
GEO Specialty Chemicals, Inc., 7.50%, 10/30/18		1,559	3,086,994

Commercial Services & Supplies — 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 3.03%, 12/01/17 (c)		295	297,950
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)		866	878,616

			1,176,566

Communications Equipment — 0.1%
Avaya, Inc., 7.00%, 4/01/19 (b)		390	390,000

Consumer Finance — 0.2%
Ally Financial, Inc.:
7.50%, 9/15/20		128	150,080
5.13%, 9/30/24		135	138,037
8.00%, 11/01/31		621	771,370

			1,059,487

Containers & Packaging — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.29%, 12/15/19 (b)(c)		1,145	1,126,394

Health Care Equipment & Supplies — 0.1%
DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (b)		315	324,450

Corporate Bonds		Par (000)	Value

Hotels, Restaurants & Leisure — 0.0%
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/15 (a)(f)	USD	120	$—

Media — 0.5%
Altice Financing SA, 6.63%, 2/15/23 (b)		550	569,938
Altice US Finance I Corp., 5.38%, 7/15/23 (b)(g)		1,225	1,225,000
Numericable Group SA, 6.00%, 5/15/22 (b)		842	849,367

			2,644,305

Metals & Mining — 0.0%
Novelis, Inc., 8.38%, 12/15/17		255	266,794

Oil, Gas & Consumable Fuels — 0.2%
California Resources Corp., 5.50%, 9/15/21		325	307,938
CONSOL Energy, Inc., 5.88%, 4/15/22		620	578,150

			886,088

Pharmaceuticals — 0.5%
Valeant Pharmaceuticals International, Inc. (b):
5.38%, 3/15/20		1,400	1,459,500
5.88%, 5/15/23		840	870,450
6.13%, 4/15/25		460	478,400

			2,808,350

Wireless Telecommunication Services — 0.4%
Communications Sales & Leasing, Inc., 6.00%, 4/15/23 (b)		485	487,425
Sprint Communications, Inc., 7.00%, 3/01/20 (b)		1,205	1,330,018
T-Mobile USA, Inc., 6.13%, 1/15/22		225	235,969

			2,053,412

Total Corporate Bonds — 3.9%			21,988,886

Floating Rate Loan Interests (c)

Aerospace & Defense — 2.3%
BE Aerospace, Inc., 2014 Term Loan B, 4.00%, 12/16/21		2,938	2,964,253
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/20		2,195	2,196,583
TASC, Inc., 2nd Lien Term Loan, 12.00%, 5/30/21		1,175	1,232,281

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2015	2

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value

Aerospace & Defense (concluded)
Transdigm, Inc.:
2015 Term Loan E, 3.50%, 5/14/22	USD	880	$873,152
Term Loan D, 3.75%, 6/04/21		819	817,232
TransUnion LLC, Term Loan, 4.00%, 4/09/21		4,742	4,726,878

			12,810,379

Air Freight & Logistics — 0.4%
CEVA Group PLC, Synthetic LC, 6.50%, 3/19/21		693	658,251
CEVA Intercompany BV, Dutch Term Loan, 6.50%, 3/19/21		723	687,215
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21		113	107,583
CEVA Logistics US Holdings, Inc., Term Loan, 6.50%, 3/19/21		998	947,882

			2,400,931

Airlines — 0.7%
Delta Air Lines, Inc., 2018 Term Loan B1, 3.25%, 10/18/18		1,418	1,417,004
Northwest Airlines, Inc.:
2.25%, 3/10/17		521	510,037
1.63%, 9/10/18		556	532,290
1.64%, 9/10/18		282	269,776
US Airways Group, Inc., Term Loan B1, 3.50%, 5/23/19		1,127	1,124,893

			3,854,000

Auto Components — 4.0%
Affinia Group Intermediate Holdings, Inc., Term Loan B2, 4.75%, 4/27/20		1,236	1,236,014
Autoparts Holdings Ltd.:
1st Lien Term Loan, 7.00%, 7/29/17		2,646	2,542,666
2nd Lien Term Loan, 10.50%, 1/29/18		907	811,318
Dayco Products LLC, Term Loan B, 5.25%, 12/12/19		1,575	1,577,031
FPC Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/19/19		1,540	1,527,369
Gates Global, Inc., Term Loan B, 4.25%, 7/05/21		8,776	8,735,355
Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 4.75%, 4/30/19		2,754	2,772,041
GPX International Tire Corp., Term Loan (a)(f):
PIK, 0.00%, 12/31/49 (h)		18	—

Floating Rate Loan Interests (c)		Par (000)	Value

Auto Components (concluded)
GPX International Tire Corp., Term Loan (a)(f) (concluded):
0.00%, 12/31/49	USD	1,097	$—
INA Beteiligungsgesellschaft mbH, Term Loan B, 4.25%, 5/15/20		2,015	2,024,450
UCI International, Inc., Term Loan B, 5.50%, 7/26/17		1,436	1,421,888

			22,648,132

Automobiles — 0.4%
Chrysler Group LLC, Term Loan B:
2018, 3.25%, 12/31/18		817	816,750
3.50%, 5/24/17		1,405	1,405,559

			2,222,309

Banks — 0.3%
Redtop Acquisitions Ltd.:
1st Lien Term Loan, 4.50%, 12/03/20		1,150	1,149,000
2nd Lien Term Loan, 8.25%, 6/03/21		306	306,890

			1,455,890

Building Products — 4.0%
Continental Building Products LLC, 1st Lien Term Loan, 4.00%, 8/28/20		1,420	1,416,976
CPG International, Inc., Term Loan, 4.75%, 9/30/20		5,721	5,681,595
GYP Holdings III Corp., 1st Lien Term Loan, 4.75%, 4/01/21		1,401	1,358,825
Hanson Building Products Ltd., 1st Lien Term Loan, 6.50%, 2/18/22		639	641,283
Interline Brands, Inc., 2021 Term Loan, 4.00%, 3/17/21		1,737	1,734,201
Jeld-Wen, Inc., Term Loan B, 5.25%, 10/15/21		3,057	3,072,624
Nortek, Inc., Term Loan, 3.50%, 10/30/20		2,074	2,066,546
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		1,010	1,009,295
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.00%, 9/28/20		1,679	1,679,366
Wilsonart LLC:
Incremental Term Loan B2, 4.00%, 10/31/19		499	497,231

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2015	3

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value

Building Products (concluded)
Wilsonart LLC (concluded):
Term Loan B, 4.00%, 10/31/19	USD	3,377	$3,367,404

			22,525,346

Capital Markets — 0.7%
Affinion Group, Inc., Term Loan B, 6.75%, 4/30/18		1,356	1,306,486
American Capital Holdings, Inc., 2017 Term Loan, 3.50%, 8/22/17		870	867,866
RPI Finance Trust, Term Loan B4, 3.50%, 11/09/20		1,690	1,691,690

			3,866,042

Chemicals — 5.0%
Allnex (Luxembourg) & Cy SCA, Term Loan B1, 4.50%, 10/03/19		1,096	1,098,926
Allnex USA, Inc., Term Loan B2, 4.50%, 10/03/19		569	570,180
Axalta Coating Systems US Holdings, Inc., Term Loan, 3.75%, 2/01/20		1,981	1,979,401
CeramTec Acquisition Corp., Term Loan B2, 4.25%, 8/30/20		116	116,257
Charter NEX US Holdings, Inc., Term Loan B, 5.25%, 2/07/22		1,015	1,020,481
Chemours Company Co., Term Loan B, 3.75%, 5/22/22		1,346	1,347,376
Chemtura Corp., Term Loan B, 3.50%, 8/27/16		243	243,131
Chromaflo Technologies Corp., 1st Lien Term Loan, 4.50%, 12/02/19		1,135	1,129,976
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		2,044	2,005,426
INEOS US Finance LLC, 6 Year Term Loan, 3.75%, 5/04/18		854	853,931
Klockner-Pentaplast of America, Inc., Term Loan, 5.00%, 4/28/20		732	734,417
Kronos Worldwide Inc., 2015 Term Loan, 4.00%, 2/18/20		505	505,319
MacDermid, Inc.:
1st Lien Term Loan, 4.50%, 6/07/20		2,851	2,861,745
Term Loan B2, 4.75%, 6/07/20		745	749,066
Minerals Technologies, Inc., Term Loan B, 4.00%, 5/07/21		2,017	2,020,426

Floating Rate Loan Interests (c)		Par (000)	Value

Chemicals (concluded)
Nexeo Solutions LLC, Term Loan B, 5.00%, 9/08/17	USD	1,440	$1,418,338
OXEA Finance LLC:
2nd Lien Term Loan, 8.25%, 7/15/20		1,365	1,251,705
Term Loan B2, 4.25%, 1/15/20		2,512	2,419,644
Royal Adhesives and Sealants LLC, 1st Lien Term Loan, 5.50%, 7/31/18		676	677,308
Solenis International LP:
1st Lien Term Loan, 4.25%, 7/31/21		1,537	1,537,659
2nd Lien Term Loan, 7.75%, 7/31/22		1,725	1,667,868
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/07/20		580	578,226
Trinseo Materials Operating SCA, Term Loan B, 4.25%, 10/13/21		565	566,175
Univar, Inc., Term Loan B, 5.00%, 6/30/17		976	974,620

			28,327,601

Commercial Services & Supplies — 6.6%
ADS Waste Holdings, Inc., Term Loan, 3.75%, 10/09/19		3,182	3,165,500
ARAMARK Corp.:
Extended Synthetic Line of Credit 2, 0.03%, 7/26/16		46	45,783
Extended Synthetic Line of Credit 3, 3.65%, 7/26/16		32	31,958
Term Loan E, 3.25%, 9/07/19		2,848	2,851,784
Term Loan F, 3.25%, 2/24/21		861	859,793
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/20		3,780	3,759,044
Catalent Pharma Solutions, Inc., Term Loan B, 4.25%, 5/20/21		3,338	3,349,600
Connolly Corp.:
1st Lien Term Loan, 4.50%, 5/14/21		3,538	3,544,150
2nd Lien Term Loan, 8.00%, 5/14/22		1,500	1,505,625
Creative Artists Agency LLC, Term Loan B, 5.50%, 12/17/21		958	965,682
Dealer Tire LLC, Term Loan B, 5.50%, 12/22/21		868	876,798
KAR Auction Services, Inc., Term Loan B2, 3.50%, 3/11/21		1,345	1,345,150
Koosharem LLC, Exit Term Loan, 7.50%, 5/15/20		2,382	2,370,120

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2015	4

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value

Commercial Services & Supplies (concluded)
Livingston International, Inc., 1st Lien Term Loan, 5.00%, 4/18/19	USD	1,336	$1,322,838
PSSI Holdings LLC, Term Loan B, 5.00%, 12/02/21		1,646	1,654,104
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19		5,466	5,453,804
US Ecology, Inc., Term Loan, 3.75%, 6/17/21		855	856,870
Waste Industries USA, Inc., Term Loan B, 4.25%, 2/27/20		923	927,341
West Corp., Term Loan B10, 3.25%, 6/30/18		2,606	2,601,120

			37,487,064

Communications Equipment — 2.5%
Applied Systems, Inc.:
1st Lien Term Loan, 4.25%, 1/25/21		1,425	1,426,576
2nd Lien Term Loan, 7.50%, 1/24/22		380	381,900
Avaya, Inc., Term Loan B7, 6.25%, 4/16/20		2,840	2,798,593
Blue Coat Systems, Inc., 2015 Term Loan, 4.50%, 5/15/22		1,275	1,276,594
CommScope, Inc.:
Incremental Term Loan B, 3.75%, 5/21/22		915	916,144
Term Loan B3, 2.69%, 1/21/17		687	686,738
Riverbed Technology, Inc., Term Loan B, 6.00%, 4/24/22		605	610,675
Telesat Canada, Term Loan A, 4.10%, 3/24/17	CAD	2,063	1,649,171
Zayo Group LLC/Zayo Capital, Inc., Term Loan B, 3.75%, 5/06/21	USD	4,538	4,531,265

			14,277,656

Construction & Engineering — 0.1%
AECOM Technology Corp., Term Loan B, 3.75%, 10/15/21		842	847,437

Construction Materials — 1.7%
Filtration Group Corp., 1st Lien Term Loan, 4.25%, 11/21/20		1,043	1,045,148
HD Supply, Inc., Term Loan B, 4.00%, 6/28/18		7,153	7,158,012
Headwaters, Inc., Term Loan B, 4.50%, 3/24/22		735	737,911

Floating Rate Loan Interests (c)		Par (000)	Value

Construction Materials (concluded)
McJunkin Red Man Corp., Term Loan, 5.00%, 11/08/19	USD	655	$650,931

			9,592,002

Containers & Packaging — 0.8%
Berry Plastics Holding Corp., Term Loan E, 3.75%, 1/06/21		2,496	2,495,802
BWAY Holding Co., Inc., Term Loan B, 5.50%, 8/14/20		1,499	1,503,666
Rexam PLC, 1st Lien Term Loan, 4.25%, 5/02/21		769	770,387

			4,769,855

Distributors — 1.0%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20		2,955	2,950,250
American Tire Distributors Holdings, Inc., 2015 Term Loan, 5.25%, 9/01/21		1,550	1,564,213
Crossmark Holdings, Inc., 1st Lien Term Loan, 4.50%, 12/20/19		1,007	947,674

			5,462,137

Diversified Consumer Services — 2.6%
Allied Security Holdings LLC:
1st Lien Term Loan, 4.25%, 2/12/21		2,862	2,862,840
2nd Lien Term Loan, 8.00%, 8/13/21		1,417	1,422,202
Bright Horizons Family Solutions, Inc.:
Incremental Term Loan B1, 4.50%, 1/30/20		239	240,298
Term Loan B, 4.00%, 1/30/20		2,761	2,764,889
CT Technologies Intermediate Holdings, Inc., 2014 Term Loan, 6.00%, 12/01/21		754	754,505
ROC Finance LLC, Term Loan, 5.00%, 6/20/19		1,064	1,047,396
ServiceMaster Co., 2014 Term Loan B, 4.25%, 7/01/21		5,336	5,349,816
Weight Watchers International, Inc., Term Loan B2, 4.00%, 4/02/20		424	209,541

			14,651,487

Diversified Financial Services — 2.8%
AssuredPartners Capital, Inc., 1st Lien Term Loan, 5.00%, 3/31/21		2,665	2,664,572
Diamond US Holding LLC, Term Loan B, 4.75%, 12/17/21		973	974,994

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2015	5

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value

Diversified Financial Services (concluded)
Jefferies Finance LLC, Term Loan, 4.50%, 5/01/20	USD	2,775	$2,761,125
Onex Wizard US Acquisition, Inc., Term Loan, 4.25%, 3/13/22		2,090	2,098,820
Reynolds Group Holdings, Inc., Dollar Term Loan, 4.50%, 12/01/18		3,162	3,173,724
SAM Finance Luxembourg Sarl, Term Loan, 4.25%, 12/17/20		1,848	1,852,301
TransFirst, Inc.:
2014 1st Lien Term Loan, 5.50%, 11/12/21		1,370	1,370,403
2014 2nd Lien Term Loan, 9.00%, 11/12/22		741	743,390

			15,639,329

Diversified Telecommunication Services — 4.1%
Altice Financing SA, Term Loan, 5.25%, 2/04/22		1,100	1,110,538
Consolidated Communications, Inc., Term Loan B, 4.25%, 12/23/20		2,265	2,268,220
GCI Holdings, Inc., Term Loan B, 4.75%, 2/02/22		2,410	2,428,075
Hawaiian Telcom Communications, Inc., Term Loan B, 5.00%, 6/06/19		2,696	2,705,559
Integra Telecom, Inc.:
2015 1st Lien Term Loan, 5.25%, 8/05/20		2,284	2,271,066
2nd Lien Term Loan, 9.75%, 2/21/20		750	753,517
Level 3 Financing, Inc.:
2013 Term Loan B, 4.00%, 1/15/20		10,260	10,253,639
2019 Term Loan, 4.00%, 8/01/19		1,647	1,645,596

			23,436,210

Electric Utilities — 0.4%
American Energy - Marcellus LLC, 1st Lien Term Loan, 5.25%, 8/04/20		915	694,121
American Energy - Utica LLC:
2nd Lien Delayed Draw Term Loan, 11.00%, 9/30/18		224	210,709
2nd Lien Term Loan, 5.50%, 9/30/18		1,049	984,194

Floating Rate Loan Interests (c)		Par (000)	Value

Electric Utilities (concluded)
American Energy - Utica LLC (concluded):
Incremental 2nd Lien Term Loan, 11.00%, 9/30/18	USD	224	$210,742

			2,099,766

Electrical Equipment — 0.7%
Southwire Co., Term Loan, 3.25%, 2/10/21		1,168	1,166,249
Texas Competitive Electric Holdings Co. LLC:
DIP Term Loan, 3.75%, 5/05/16		1,971	1,979,945
Extended Term Loan, 4.67%, 10/10/17 (a)(f)		1,710	1,038,825

			4,185,019

Electronic Equipment, Instruments & Components — 0.3%
CDW LLC, Term Loan, 3.25%, 4/29/20		2,007	2,001,130

Energy Equipment & Services — 1.4%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20		1,808	1,815,483
Exgen Texas Power LLC, Term Loan B, 5.75%, 9/16/21		1,164	1,166,013
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20		4,956	4,873,450

			7,854,946

Food & Staples Retailing — 1.1%
New Albertson's, Inc., Term Loan, 4.75%, 6/27/21		1,468	1,471,294
Rite Aid Corp., 2nd Lien Term Loan, 5.75%, 8/21/20		1,040	1,050,400
Supervalu, Inc., Refinancing Term Loan B, 4.50%, 3/21/19		2,222	2,227,841
US Foods, Inc., Refinancing Term Loan, 4.50%, 3/31/19		1,666	1,669,410

			6,418,945

Food Products — 3.4%
CTI Foods Holding Co. LLC, 1st Lien Term Loan, 4.50%, 6/29/20		1,118	1,101,205
Diamond Foods, Inc., Term Loan, 4.25%, 8/20/18		2,979	2,978,748
Dole Food Co., Inc., Term Loan B, 4.50%, 11/01/18		2,733	2,746,979
H.J. Heinz Co., Term Loan B1, 3.00%, 6/07/19		227	227,428

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2015	6

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value

Food Products (concluded)
Hearthside Group Holdings LLC, Term Loan, 4.50%, 6/02/21	USD	2,144	$2,150,060
Pabst Brewing Co., Inc., Term Loan, 5.75%, 10/21/21		1,890	1,901,682
Performance Food Group Co., 2nd Lien Term Loan, 6.25%, 11/14/19		1,448	1,453,492
Pinnacle Foods Finance LLC:
Incremental Term Loan H, 3.00%, 4/29/20		527	525,220
Term Loan G, 3.00%, 4/29/20		2,638	2,629,254
Post Holdings Inc., Series A Incremental Term Loan, 3.75%, 6/02/21		1,000	996,530
Reddy Ice Corp.:
1st Lien Term Loan, 6.75%, 5/01/19		1,620	1,433,788
2nd Lien Term Loan, 10.75%, 11/01/19		1,195	914,175

			19,058,561

Health Care Equipment & Supplies — 4.4%
Auris Luxembourg III Sarl, Term Loan B, 5.50%, 1/17/22		1,060	1,060,651
Biomet, Inc., Term Loan B2, 3.68%, 7/25/17		3,100	3,096,901
Capsugel Holdings US, Inc., Term Loan B, 3.50%, 8/01/18		1,917	1,913,321
DJO Finance LLC, 2015 Term Loan, 4.25%, 4/21/20		3,150	3,154,914
Iasis Healthcare LLC, Term Loan B2, 4.50%, 5/03/18		2,733	2,740,020
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		3,509	3,522,089
Leonardo Acquisition Corp., Term Loan, 4.25%, 1/31/21		2,161	2,160,304
Millennium Health LLC, Term Loan B, 5.25%, 4/16/21		1,498	1,028,131
National Vision, Inc., 1st Lien Term Loan, 4.00%, 3/12/21		3,172	3,136,430
Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.75%, 6/30/21		3,072	3,028,309
Sage Products Holdings III LLC, Refinancing Term Loan B2, 5.00%, 12/13/19		307	307,253

			25,148,323

Health Care Providers & Services — 8.4%
Acadia Healthcare Co., Inc., Term Loan B, 4.25%, 2/11/22		468	471,776
Air Medical Group Holdings, Inc., Term Loan B, 4.50%, 4/06/22		2,030	2,020,581

Floating Rate Loan Interests (c)		Par (000)	Value

Health Care Providers & Services (continued)
Amedisys, Inc., 2nd Lien Term Loan, 8.50%, 6/25/20	USD	1,470	$1,440,600
Amsurg Corp., 1st Lien Term Loan B, 3.75%, 7/16/21		1,295	1,298,451
Ardent Medical Services, Inc., Term Loan, 6.75%, 7/02/18		1,054	1,054,775
Aspen Dental Management, Inc., 2015 Term Loan B, 5.50%, 4/30/22		840	845,779
CHG Healthcare Services Inc., Term Loan, 4.25%, 11/19/19		2,527	2,536,705
Community Health Systems, Inc.:
Term Loan F, 3.53%, 12/31/18		1,602	1,605,629
Term Loan G, 3.75%, 12/31/19		2,439	2,439,315
Term Loan H, 4.00%, 1/27/21		4,488	4,495,409
ConvaTec, Inc., Term Loan, 4.00%, 12/22/16		1,523	1,522,918
Curo Health Services LLC, 2015 1st Lien Term Loan, 6.50%, 2/07/22		1,600	1,611,328
DaVita HealthCare Partners, Inc., Term Loan B, 3.50%, 6/24/21		9,642	9,659,011
Envision Acquisition Co. LLC, Term Loan, 5.75%, 11/04/20		1,029	1,030,931
Envision Healthcare Corp., Term Loan, 4.00%, 5/25/18		1,897	1,898,639
Genesis HealthCare Corp., Term Loan B, 10.00%, 12/04/17		1,193	1,217,025
HC Group Holdings III, Inc., Term Loan B, 6.00%, 4/07/22		741	746,965
HCA, Inc., Term Loan B5, 2.94%, 3/31/17		1,398	1,397,674
MPH Acquisition Holdings LLC, Term Loan, 3.75%, 3/31/21		2,051	2,045,979
National Mentor Holdings, Inc., Term Loan B, 4.25%, 1/31/21		1,318	1,320,100
Sterigenics-Nordion Holdings LLC, Term Loan B, 4.25%, 5/15/22		940	940,000
Surgery Center Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/03/20		1,132	1,136,439
Surgical Care Affiliates, Inc., Term Loan B, 4.25%, 3/17/22		2,029	2,033,822
Tenet Healthcare Corp.:
Interim Term Loan, 4.50%, 3/22/16		2,275	2,275,000

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2015	7

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value

Health Care Providers & Services (concluded)
U.S. Renal Care, Inc., 2013 Term Loan, 4.25%, 7/03/19	USD	881	$882,071

			47,926,922

Health Care Technology — 0.9%
IMS Health, Inc., Term Loan, 3.50%, 3/17/21		3,336	3,330,468
MedAssets, Inc., Term Loan B, 4.00%, 12/13/19		1,857	1,854,578

			5,185,046

Hotels, Restaurants & Leisure — 11.1%
Amaya Holdings BV:
1st Lien Term Loan, 5.00%, 8/01/21		831	829,163
2nd Lien Term Loan, 8.00%, 8/01/22		5,815	5,885,245
Boyd Gaming Corp., Term Loan B, 4.00%, 8/14/20		2,290	2,297,026
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/15/20		2,914	2,833,729
Burger King Newco, 2015 Term Loan B, 3.75%, 12/10/21		4,774	4,776,185
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20		5,994	5,756,296
CCM Merger, Inc., Term Loan B, 4.50%, 8/08/21		1,609	1,617,060
Diamond Resorts Corp., Term Loan, 5.50%, 5/09/21		1,792	1,793,995
ESH Hospitality, Inc., Term Loan, 5.00%, 6/24/19		940	956,450
Hilton Worldwide Finance LLC, Term Loan B2, 3.50%, 10/26/20		3,872	3,877,750
Intrawest ULC, Term Loan, 4.75%, 12/09/20		1,600	1,608,757
La Quinta Intermediate Holdings LLC, Term Loan B, 4.00%, 4/14/21		7,760	7,774,053
Las Vegas Sands LLC, Term Loan B, 3.25%, 12/19/20		2,469	2,468,429
MGM Resorts International, Term Loan B, 3.50%, 12/20/19		3,438	3,433,126
Pinnacle Entertainment, Inc., Term Loan B2, 3.75%, 8/13/20		1,498	1,502,143
RHP Hotel Properties LP, Term Loan B, 3.75%, 1/15/21		1,275	1,280,783
Sabre, Inc.:
Incremental Term Loan, 4.00%, 2/19/19		502	502,506

Floating Rate Loan Interests (c)		Par (000)	Value

Hotels, Restaurants & Leisure (concluded)
Sabre, Inc. (concluded):
Term Loan B, 4.00%, 2/19/19	USD	2,306	$2,307,148
Scientific Games International, Inc., 2014 Term Loan B1, 6.00%, 10/18/20		1,527	1,532,108
Station Casinos LLC, Term Loan B, 4.25%, 3/02/20		4,811	4,820,509
Travelport Finance (Luxembourg) Sarl, 2014 Term Loan B, 5.75%, 9/02/21		3,328	3,355,534
Wendy's International, Inc., Term Loan B, 3.25%, 5/15/19		1,622	1,621,881

			62,829,876

Household Products — 0.9%
Bass Pro Group LLC, Term Loan, 3.75%, 11/20/19		2,734	2,733,072
Spectrum Brands, Inc.:
Term Loan A, 3.00%, 9/04/17		761	761,154
Term Loan C, 3.50%, 9/04/19		1,454	1,457,157

			4,951,383

Independent Power and Renewable Electricity Producers — 2.1%
Aria Energy Operating LLC, Term Loan, 5.00%, 5/12/22		1,470	1,477,350
Calpine Corp., Term Loan B5, 3.50%, 5/19/22		2,455	2,448,592
Energy Future Intermediate Holding Co. LLC, DIP Term Loan, 4.25%, 6/19/16		2,845	2,856,131
Granite Acquisition Inc.:
Term Loan B, 5.00%, 12/19/21		3,108	3,143,767
Term Loan C, 5.00%, 12/19/21		137	138,672
Terra-Gen Finance Co. LLC, Term Loan B, 5.25%, 12/09/21		1,651	1,667,371

			11,731,883

Industrial Conglomerates — 0.3%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		2,131	1,878,584

Insurance — 1.6%
Alliant Holdings I, Inc., Term Loan B, 5.00%, 12/20/19		1,780	1,793,199
AmWINS Group LLC, 2014 2nd Lien Term Loan, 9.50%, 9/04/20		1,090	1,097,421
Cooper Gay Swett & Crawford of Delaware Holding Corp., 1st Lien Term Loan, 5.00%, 4/16/20		1,613	1,499,823

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2015	8

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value

Insurance (concluded)
Sedgwick Claims Management Services, Inc.:
1st Lien Term Loan, 3.75%, 3/01/21	USD	2,010	$1,985,583
2nd Lien Term Loan, 6.75%, 2/28/22		1,155	1,136,959
York Risk Services Holding Corp., Term Loan B, 4.75%, 10/01/21		1,489	1,476,406

			8,989,391

Internet Software & Services — 1.6%
Dealertrack Technologies, Inc., Term Loan B, 3.50%, 2/28/21		1,856	1,852,473
Go Daddy Operating Co. LLC, Term Loan B, 4.25%, 5/13/21		2,531	2,538,392
Interactive Data Corp., 2014 Term Loan, 4.75%, 5/02/21		3,810	3,820,731
W3 Co., 1st Lien Term Loan, 5.75%, 3/13/20		1,260	1,165,844

			9,377,440

IT Services — 4.0%
Epicor Software Corp., 1st Lien Term Loan, 4.75%, 5/08/22		2,190	2,192,059
First Data Corp.:
2018 Extended Term Loan, 3.68%, 3/24/18		12,519	12,509,469
2018 Term Loan, 3.68%, 9/24/18		1,150	1,149,126
Genpact International, Inc., Term Loan B, 3.50%, 8/30/19		1,842	1,844,287
InfoGroup, Inc., Term Loan, 7.50%, 5/26/18		1,015	981,557
SunGard Data Systems, Inc.:
Term Loan C, 3.93%, 2/28/17		1,515	1,515,636
Term Loan E, 4.00%, 3/08/20		567	567,307
Vantiv LLC, 2014 Term Loan B, 3.75%, 6/13/21		1,721	1,724,828

			22,484,269

Leisure Products — 0.3%
Bauer Performance Sports Ltd., Term Loan B, 4.00%, 4/15/21		1,616	1,602,451

Machinery — 2.4%
Alliance Laundry Systems LLC:
2nd Lien Term Loan, 9.50%, 12/10/19		573	575,591
Refinancing Term Loan, 4.25%, 12/10/18		1,522	1,522,645
Allison Transmission, Inc., Term Loan B3, 3.50%, 8/23/19		1,210	1,214,283

Floating Rate Loan Interests (c)		Par (000)	Value

Machinery (concluded)
Faenza Acquisition GmbH:
Term Loan B1, 4.25%, 8/30/20	USD	1,142	$1,145,850
Term Loan B3, 4.25%, 8/30/20		344	344,977
Generac Power Systems, Inc., Term Loan B, 3.25%, 5/31/20		215	214,150
Infiltrator Systems, Inc., 2015 Term Loan, 5.25%, 5/19/22		1,518	1,521,510
Mueller Water Products, Inc., Term Loan B, 4.00%, 11/25/21		798	803,227
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20		2,397	2,393,683
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		2,929	2,841,919
Wabash National Corp., 2015 Term Loan B, 4.25%, 3/16/22		1,125	1,134,371

			13,712,206

Manufacture Goods — 0.1%
KP Germany Erste GmbH, 1st Lien Term Loan, 5.00%, 4/22/20		313	313,853

Media — 10.5%
Cengage Learning Acquisitions, Inc.:
1st Lien Term Loan, 8.25%, 3/31/20		5,435	5,447,391
Term Loan, 0.00%, 7/03/15 (a)(d)		2,489	—
Clear Channel Communications, Inc., Term Loan D, 6.94%, 1/30/19		6,175	5,765,777
Gray Television, Inc., 2014 Term Loan B, 3.75%, 6/10/21		1,104	1,104,800
Hemisphere Media Holdings LLC, Term Loan B, 5.00%, 7/30/20		1,976	1,977,178
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		3,018	3,005,273
Liberty Cablevision of Puerto Rico LLC, 1st Lien Term Loan, 4.50%, 1/07/22		1,490	1,491,237
Live Nation Entertainment, Inc., 2020 Term Loan B1, 3.50%, 8/17/20		493	493,116
MCC Iowa LLC:
Term Loan I, 2.65%, 6/30/17		1,072	1,069,220
Term Loan J, 3.75%, 6/30/21		521	520,541
Media General, Inc., Term Loan B, 4.25%, 7/31/20		2,358	2,367,178
Mediacom Communications Corp., Term Loan F, 2.65%, 3/31/18		1,109	1,103,256

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2015	9

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value

Media (concluded)
Mediacom Illinois LLC, Term Loan G, 3.75%, 6/30/21	USD	1,353	$1,351,928
Numericable U.S. LLC:
Term Loan B1, 4.50%, 5/21/20		2,230	2,235,748
Term Loan B2, 4.50%, 5/21/20		1,929	1,934,226
Salem Communications Corp., Term Loan B, 4.50%, 3/13/20		567	566,519
SBA Senior Finance II LLC, Term Loan B1, 3.25%, 3/24/21		3,027	3,013,140
Sinclair Television Group, Inc., Term Loan B, 3.00%, 4/09/20		1,857	1,852,512
Tribune Co., 2013 Term Loan, 4.00%, 12/27/20		4,800	4,801,833
TWCC Holding Corp., Refinancing Term Loan B, 5.75%, 2/13/17		1,575	1,574,512
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		2,265	2,260,527
Virgin Media Investment Holdings Ltd.:
Term Loan B, 3.50%, 6/07/20		2,299	2,292,494
Term Loan E, 4.25%, 6/30/23	GBP	2,840	4,349,424
WideOpenWest Finance LLC, 2015 Term Loan B, 4.50%, 4/01/19	USD	3,989	3,985,254
Ziggo Financing Partnership:
Term Loan B1, 3.50%, 1/15/22		1,879	1,870,510
Term Loan B2A, 3.50%, 1/15/22		1,219	1,213,217
Term Loan B3, 3.50%, 1/15/22		2,004	1,995,309

			59,642,120

Metals & Mining — 1.1%
Novelis, Inc., Term Loan:
2015 B, 4.00%, 5/18/22		1,555	1,552,681
3.75%, 3/10/17		3,374	3,370,980
Windsor Financing LLC, Term Loan B, 6.25%, 12/05/17		1,335	1,341,511

			6,265,172

Multiline Retail — 2.3%
99¢ Only Stores, Term Loan, 4.50%, 1/11/19		1,954	1,949,083
BJ's Wholesale Club, Inc.:
1st Lien Term Loan, 4.50%, 9/26/19		4,831	4,844,949
2nd Lien Term Loan, 8.50%, 3/26/20		870	878,700
Dollar Tree, Inc., Term Loan B, 4.25%, 3/09/22		2,085	2,104,119

Floating Rate Loan Interests (c)		Par (000)	Value

Multiline Retail (concluded)
Hudson's Bay Co., 1st Lien Term Loan, 4.75%, 11/04/20	USD	661	$663,849
The Neiman Marcus Group, Inc., 2020 Term Loan, 4.25%, 10/25/20		2,573	2,573,383

			13,014,083

Oil, Gas & Consumable Fuels — 3.8%
Arch Coal, Inc., Term Loan B, 6.25%, 5/16/18		1,862	1,307,263
CITGO Holding Inc., 2015 Term Loan B, 9.50%, 5/12/18		2,045	2,071,295
Drillships Financing Holding, Inc., Term Loan B1, 6.00%, 3/31/21		2,216	1,898,321
EP Energy LLC/Everest Acquisition Finance, Inc., Term Loan B3, 3.50%, 5/24/18		1,920	1,906,195
Fieldwood Energy LLC, 1st Lien Term Loan, 3.88%, 9/28/18		951	920,570
Green Energy Partners/Stonewall LLC, Term Loan B1, 6.50%, 11/13/21		895	904,326
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		355	351,977
Offshore Group Investment Ltd., Term Loan B, 5.75%, 3/28/19		110	77,529
Panda Patriot LLC, Term Loan B1, 6.75%, 12/19/20		1,435	1,427,825
Panda Temple II Power LLC, Term Loan B, 7.25%, 4/03/19		925	883,375
Power Buyer LLC, 2nd Lien Term Loan, 8.25%, 11/06/20		470	464,125
Samchully Midstream 3 LLC, Term Loan B, 5.75%, 10/20/21		1,796	1,777,545
Seventy Seven Operating LLC, Term Loan B, 3.75%, 6/25/21		266	249,410
Southcross Energy Partners LP, 1st Lien Term Loan, 5.25%, 8/04/21		1,166	1,161,814
Southcross Holdings Borrower LP, Term Loan B, 6.00%, 8/04/21		943	909,874
Stonewall Gas Gathering LLC, Term Loan B, 8.75%, 1/28/22		1,102	1,110,504
TPF II Power LLC, Term Loan B, 5.50%, 10/02/21		1,561	1,582,069
Veresen Midstream Limited Partnership, Term Loan B1, 5.25%, 3/31/22		1,685	1,697,638

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2015	10

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
WTG Holdings III Corp., 1st Lien Term Loan, 4.75%, 1/15/21	USD	597	$596,691

			21,298,346

Personal Products — 0.2%
Prestige Brands, Inc., Term Loan B3, 3.50%, 9/03/21		1,331	1,332,971

Pharmaceuticals — 6.6%
Akorn, Inc., Term Loan B, 4.50%, 4/16/21		2,478	2,481,415
Amneal Pharmaceuticals LLC, Term Loan:
Incremental, 4.51%, 11/01/19		575	576,978
5.00%, 11/01/19		1,213	1,218,989
CCC Information Services, Inc., Term Loan, 4.00%, 12/20/19		909	901,121
Concordia Healthcare Corp., Term Loan B, 4.75%, 4/21/22		850	856,375
Endo Luxembourg Finance Co. I Sarl, 2014 Term Loan B, 3.25%, 3/01/21		1,564	1,563,418
Grifols Worldwide Operations USA, Inc., Term Loan B, 3.19%, 2/27/21		4,251	4,259,770
Horizon Pharma Holdings USA, Inc., Term Loan B, 4.50%, 4/22/21		2,226	2,237,485
JLL/Delta Dutch Newco BV, Term Loan, 4.25%, 3/11/21		2,533	2,522,171
Mallinckrodt International Finance SA:
Incremental Term Loan B1, 3.50%, 3/19/21		1,433	1,432,126
Term Loan B, 3.25%, 3/19/21		2,302	2,298,021
Par Pharmaceutical Cos., Inc., Term Loan B2, 4.00%, 9/30/19		3,708	3,705,687
Pharmaceutical Product Development LLC, Term Loan B, 4.00%, 12/05/18		4,781	4,786,449
Valeant Pharmaceuticals International, Inc.:
Series C2 Term Loan B, 3.50%, 12/11/19		2,303	2,303,740
Series E Term Loan B, 3.50%, 8/05/20		1,436	1,436,183

Floating Rate Loan Interests (c)		Par (000)	Value

Pharmaceuticals (concluded)
Valeant Pharmaceuticals International, Inc. (concluded):
Term Loan B F1, 4.00%, 4/01/22	USD	5,038	$5,048,431

			37,628,359

Professional Services — 2.3%
Acosta Holdco, Inc., 2014 Term Loan, 4.25%, 9/26/21		1,362	1,364,520
Advantage Sales & Marketing, Inc.:
2014 1st Lien Term Loan, 4.25%, 7/23/21		2,135	2,133,160
2014 2nd Lien Term Loan, 7.50%, 7/25/22		880	886,820
Emdeon Business Services LLC, Term Loan B2, 3.75%, 11/02/18		3,219	3,224,221
Intertrust Group Holding BV, 2nd Lien Term Loan, 8.00%, 4/16/22		975	976,833
SIRVA Worldwide, Inc., Term Loan, 7.50%, 3/27/19		1,823	1,831,914
TransUnion LLC, Term Loan B2, 4.00%, 4/09/21		740	737,225
Truven Health Analytics, Inc., Term Loan B, 4.50%, 6/06/19		1,630	1,630,559

			12,785,252

Real Estate Management & Development — 1.7%
CityCenter Holdings LLC, Term Loan B, 4.25%, 10/16/20		2,296	2,302,781
DTZ US Borrower LLC, 1st Lien Term Loan, 5.50%, 11/04/21		2,151	2,159,299
Realogy Corp.:
Extended Letter of Credit, 0.12%, 10/10/16		115	113,452
Term Loan B, 3.75%, 3/05/20		5,172	5,177,128

			9,752,660

Road & Rail — 1.2%
Coyote Logistics LLC, Term Loan, 6.25%, 3/26/22		1,225	1,231,125
PODS LLC, 1st Lien Term Loan, 5.25%, 2/02/22		1,000	1,010,000
Road Infrastructure Investment LLC:
1st Lien Term Loan, 4.25%, 3/31/21		2,020	2,004,453
2nd Lien Term Loan, 7.75%, 9/21/21		975	916,500

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2015	11

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value

Road & Rail (concluded)
The Hertz Corp., Term Loan B2, 3.50%, 3/11/18	USD	1,444	$1,438,794

			6,600,872

Semiconductors & Semiconductor Equipment — 1.8%
Avago Technologies Cayman Ltd., Term Loan B, 3.75%, 5/06/21		4,451	4,454,634
Freescale Semiconductor, Inc.:
Term Loan B4, 4.25%, 2/28/20		3,535	3,543,881
Term Loan B5, 5.00%, 1/15/21		704	709,205
NXP BV, Term Loan D, 3.25%, 1/11/20		1,409	1,403,268

			10,110,988

Software — 3.8%
Evertec Group LLC, Term Loan B, 3.50%, 4/17/20		1,051	1,036,820
GCA Services Group, Inc.:
2nd Lien Term Loan, 9.25%, 10/22/20		780	783,900
Term Loan B, 4.25%, 11/01/19		1,678	1,678,410
Houghton Mifflin Harcourt Publishing Co., 2015 Term Loan B, 4.00%, 5/11/22		2,397	2,392,879
Infor US, Inc.:
Term Loan B3, 3.75%, 6/03/20		844	839,377
Term Loan B5, 3.75%, 6/03/20		3,977	3,956,659
IQOR US, Inc., Term Loan B, 6.00%, 4/01/21		886	824,296
Kronos, Inc.:
2nd Lien Term Loan, 9.75%, 4/30/20		1,787	1,845,821
Initial Incremental Term Loan, 4.50%, 10/30/19		1,469	1,472,766
Mitchell International, Inc.:
1st Lien Term Loan, 4.50%, 10/12/20		2,149	2,153,664
2nd Lien Term Loan, 8.50%, 10/11/21		1,600	1,597,008
Sophia LP, 2014 Term Loan B, 4.00%, 7/19/18		2,787	2,789,666

Floating Rate Loan Interests (c)		Par (000)	Value

Software (concluded)
Tibco Software, Inc., Term Loan B, 6.50%, 12/04/20	USD	324	$324,106

			21,695,372

Specialty Retail — 4.8%
Academy Ltd., Term Loan, 4.50%, 8/03/18		2,759	2,766,004
Equinox Holdings, Inc., Repriced Term Loan B, 5.00%, 1/31/20		1,313	1,319,502
General Nutrition Centers, Inc., Term Loan, 3.25%, 3/04/19		1,450	1,433,169
Leslie's Poolmart, Inc., Term Loan, 4.25%, 10/16/19		2,359	2,361,271
Michaels Stores, Inc.:
Incremental 2014 Term Loan B2, 4.00%, 1/28/20		2,898	2,908,070
Term Loan B, 3.75%, 1/28/20		2,236	2,237,065
Party City Holdings, Inc., Term Loan, 4.00%, 7/27/19		4,126	4,130,396
Petco Animal Supplies, Inc., Term Loan, 4.00%, 11/24/17		3,344	3,349,190
PetSmart, Inc., Term Loan B, 4.25%, 3/11/22		5,170	5,184,424
Things Remembered, Inc., Term Loan B, 8.00%, 5/24/18		1,584	1,338,518

			27,027,609

Technology Hardware, Storage & Peripherals — 0.6%
Dell, Inc.:
Term Loan B, 4.50%, 4/29/20		1,987	1,988,077
Term Loan C, 3.75%, 10/29/18		1,597	1,597,171

			3,585,248

Textiles, Apparel & Luxury Goods — 1.6%
ABG Intermediate Holdings 2 LLC, 1st Lien Term Loan, 5.50%, 5/27/21		2,129	2,132,055
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		2,281	2,007,092
J. Crew Group, Inc., Term Loan B, 4.00%, 3/05/21		2,044	1,858,028
Kate Spade & Co., Term Loan B, 4.00%, 4/09/21		1,385	1,381,086

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2015	12

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value

Textiles, Apparel & Luxury Goods (concluded)
Polymer Group, Inc., 1st Lien Term Loan, 5.25%, 12/19/19	USD	1,663	$1,669,495

			9,047,756

Thrifts & Mortgage Finance — 0.3%
IG Investment Holdings LLC, Term Loan B, 6.00%, 10/29/21		1,916	1,919,099

Transportation Infrastructure — 0.2%
Penn Products Terminals LLC, Term Loan B, 4.75%, 3/19/22		1,137	1,145,401

Wireless Telecommunication Services — 0.7%
Communications Sales & Leasing, Inc., Term Loan B, 5.00%, 10/24/22		1,340	1,334,975
LTS Buyer LLC, 1st Lien Term Loan, 4.00%, 4/13/20		2,643	2,638,961

			3,973,936

Total Floating Rate Loan Interests — 128.9%			730,849,045

Collateralized Mortgage Obligations — 0.2%
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.61%, 11/05/30 (b)(c)		1,336	1,361,710

Investment Companies		Shares

Capital Markets — 0.0%
Eaton Vance Floating-Rate Income Trust		54	775
Eaton Vance Senior Income Trust		13,945	89,806

Total Investment Companies — 0.0%			90,581

Other Interests (i)		Beneficial Interest (000)

Auto Components — 0.0%
Intermet Liquidating Trust, Class A	USD	256,351	3

Household Durables — 0.3%
Stanley Martin, Class B Membership Units (j)		1,250	1,790,000

Total Other Interests — 0.3%			1,790,003

Preferred Securities	Shares	Value

Preferred Stock — 0.0%

Consumer Finance — 0.0%
Ally Financial, Inc., Series A, 8.50% (c)(k)	2,075	$54,676

Trusts Preferreds — 0.3%

Diversified Financial Services — 0.3%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (c)	60,894	1,581,400

Total Preferred Securities — 0.3%		1,636,076

Warrants (l)

Chemicals — 0.0%
GEO Specialty Chemicals, Inc., (Expired 3/31/15)	143,928	107,946

Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)	2,406	30,992

Total Warrants — 0.0%		138,938

Total Long-Term Investments (Cost — $786,816,418) — 138.7%		786,524,114

Options Purchased (Cost $43,022)		—

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (m)(n)	1,976,064	1,976,064

Total Short-Term Securities (Cost — $1,976,064) — 0.4%		1,976,064

Total Investments (Cost — $788,835,504*) — 139.1%		788,500,178
Liabilities in Excess of Other Assets — (39.1)%		(221,461,208)

Net Assets — 100.0%		$567,038,970

*	As of May 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$791,135,166

Gross unrealized appreciation	$9,589,728
Gross unrealized depreciation	(12,224,716)

Net unrealized depreciation	$(2,634,988)

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2015	13

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Notes to Consolidated Schedule of Investments
(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Variable rate security. Rate shown is as of report date.
(d)	Zero-coupon bond.
(e)	Convertible security.
(f)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(g)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

J.P. Morgan Securities LLC	$1,225,000	—

(h)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(j)	Security is held by a wholly owned subsidiary.
(k)	Security is perpetual in nature and has no stated maturity date.
(l)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(m)	During the period ended May 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2014	Net Activity	Shares Held at May 31, 2015	Income

BlackRock Liquidity Funds,TempFund, Institutional Class	3,456,864	(1,480,800)	1,976,064	$284

(n)	Represents the current yield as of report date.

Portfolio Abbreviations

CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
DIP	Debtor-In-Possession
GBP	British Pound
PIK	Payment-In-Kind
USD	U.S. Dollar

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2015	14

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

•	As of May 31, 2015, forward foreign currency contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	353,000	USD	287,059	Citibank N.A.	7/21/15	$(3,426)
CAD	154,000	USD	126,143	State Street Bank and Trust Co.	7/21/15	(2,405)
USD	1,675,075	CAD	2,052,000	Royal Bank of Canada	7/21/15	26,306
USD	2,992,626	GBP	2,024,000	Barclays Bank PLC	7/21/15	(99,759)
Total						$(79,284)

•	As of May 31, 2015, OTC options purchased were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)		Value
Marsico Parent Superholdco LLC	Goldman Sachs & Co.	Call	USD	942.86	12/14/19	44	USD	—	—

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, refer to the Fund's most recent financial statements as contained in its semi-annual report.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2015	15

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

As of May 31, 2015, the following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$14,803,395	$8,109,638	$22,913,033
Common Stocks	$4,109,426	1,033,423	612,993	5,755,842
Corporate Bonds	—	21,049,030	939,856	21,988,886
Floating Rate Loan Interests	—	683,702,570	47,146,475	730,849,045
Investment Companies	90,581	—	—	90,581
Non-Agency Mortgage-Backed Securities	—	1,361,710	—	1,361,710
Other Interests	—	—	1,790,003	1,790,003
Preferred Securities	1,636,076	—	—	1,636,076
Warrants	—	107,946	30,992	138,938
Short-Term Securities	1,976,064	—	—	1,976,064
Total	$7,812,147	$722,058,074	$58,629,957	$788,500,178

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$26,306	—	$26,306
Liabilities:
Foreign currency exchange contracts	—	(105,590)	—	(105,590)
Total	—	$(79,284)	—	$(79,284)

[1]	Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of May 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$4,182,818	—	—	$4,182,818
Foreign currency at value	4,113	—	—	4,113
Liabilities:
Bank borrowings payable	—	$(216,000,000)	—	(216,000,000)
Total	$4,186,931	$(216,000,000)	—	$(211,813,069)

During the period ended May 31, 2015, there were no transfers between Level 1 and 2.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2015	16

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Unfunded Floating Rate Loan Interests (Liabilities)	Warrants	Total
Assets:	$1,510,941	$1,159,180	$4,766,957	$58,688,498	$1,858,753	$(374)	$138,171	$68,122,127
Opening Balance, as of August 31, 2014
Transfers into Level 3[1]	–	709,356	–	12,863,132	–	–	11,191	18,783,503
Transfers out of Level 3[2]	–	(913,905)	(3,928,902)	(28,731,347)	–	–	(138,171)	(27,221,859)
Accrued discounts/ Premiums	–	15,497	(625)	57,000	–	–	–	81,216
Net realized gain (loss)	(5,161,103)	–	549,895	(29,168)	–	–	12,954	64,178
Net change in unrealized appreciation/ depreciation[3,4]	4,146,140	255,475	(575,857)	(511,504)	44,381	374	6,847	(2,762,134)
Purchases	117,015	7,129,310	128,388	19,219,401	–	–	–	13,781,350
Sales	–	(245,275)	–	(14,409,537)	(113,131)	–	–	(12,134,292)
Closing Balance, as of May 31, 2015	$612,993	$8,109,638	$939,856	47,146,475	$1,790,003	–	$30,992	$58,629,957
Net change in unrealized appreciation/depreciation on investments still held at May 31, 2015[4]	$(1,014,961)	$255,475	$(25,961)	$(596,000)	$44,381	–	$19,800	$(1,317,266)

1 As of August 31, 2014, the Fund used observable inputs in determining the value of certain investments. As of May 31, 2015, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $13,583,680 transferred from Level 2 to Level 3 in the disclosure hierarchy.

2 As of August 31, 2014, the Fund used significant unobservable inputs in determining the value of certain investments. As of May 31, 2015, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $33,712,325 transferred from Level 3 to Level 2 in the disclosure hierarchy.

3 Included in the related net change in unrealized appreciation (depreciation).

4 Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2015	17

Consolidated Schedule of Investments (concluded)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the "Global Valuation Committee") to determine the value of certain of the Fund's Level 3 investments as of May 31, 2015. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $52,061,176. A significant change in such third party pricing information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$ 18,125	Market Comparable Companies	Last 12 Months EBITDA Multiple[1]	6.25x
			Illiquidity Discount[2]	17.50%
	594,868	Market Comparable Companies	Last 12 Months EBITDA Multiple[1]	4.63x - 4.88x
			Current Fiscal Year EBITDA Multiple[1]	5.13x - 5.33x
			Discontinued Operations Expected Sale Proceeds[1]	$60[3]
Corporate Bonds	3,086,994	Market Comparable Companies	Last 12 Months EBITDA Multiple[1]	6.25x
			Illiquidity Discount[2]	17.50%
	939,856	Discounted Cash Flow	Internal Rate of Return[2]	10.00%
Other Interests	1,790,000	Market Comparable Companies	Tangible Book Value Multiple[1]	1.25x
Warrants	107,946	Market Comparable Companies	Last 12 Months EBITDA Multiple[1]	6.25x
			Illiquidity Discount[2]	17.50%
	30,992	Last Dealer Mark - Adjusted	Delta Adjustment Based on Daily Movement in the Common Equity[1]	120.00%
Total	$6,568,781

1 Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

2 Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

3 Amount is stated in millions.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2015	18

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Strategies Fund, Inc.

By:	/s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Floating Rate Income Strategies Fund, Inc.

Date: July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Floating Rate Income Strategies Fund, Inc.

Date: July 23, 2015

By:	/s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Floating Rate Income Strategies Fund, Inc.

Date: July 23, 2015